CAPITAL DISCLOSURES (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 21, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jan. 01, 2023 USD ($) $ / shares	Jan. 02, 2022	Feb. 22, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			1.1	0.7
Dividends paid | $			$ 123.8
Dividends declared per common share (in dollars per share)		$ 0.169	$ 0.676
Cash dividends declared (in dollars per share)	$ 0.186
Percent increase in dividends declared					0.10
Major ordinary share transactions [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Percent increase in dividends declared	0.10
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Target net debt leverage ratio			1
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Target net debt leverage ratio			2